Offerings	Nov. 06, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.125% Convertible Notes due 2029
Maximum Aggregate Offering Price	$ 171,811,640.7
Fee Rate	0.01531%
Amount of Registration Fee	$ 26,304.37
Offering Note	The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price, and Rule 456(b) and 457(r) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act, Capital Southwest Corporation (the “Registrant”) initially deferred payment of all of the registration fees relating to the Registrant’s Registration Statement No. 333-282873, which was filed with the Securities and Exchange Commission (the “SEC”) on October 29, 2024 and automatically became effective upon filing with the SEC (the “Registration Statement”). This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Table” in the Registration Statement. The prospectus supplement to which this exhibit is attached is a prospectus for the Registrant’s offering of $200,000,000 principal amount of the Registrant's 5.125% Convertible Notes due 2029, plus up to an additional $30,000,000 principal amount to solely cover over-allotments (the "Notes").
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 58,188,359.3
Carry Forward Form Type	N-2
Carry Forward File Number	333-259455
Carry Forward Initial Effective Date	Oct. 29, 2021
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 6,348.35
Offering Note	[2]Certain of the Notes being offered under this prospectus supplement represent unsold securities previously registered on the Registrant’s Registration Statement on Form N-2 (File No. 333-259455) (the “Prior Registration Statement”) filed with the SEC on October 29, 2021. As of the date the Registration Statement became effective, the maximum aggregate offering amount of the unsold securities registered pursuant to the Prior Registration Statement (the “Unsold Securities”) was $636,599,625. The Registrant previously paid a filing fee in the aggregate of $69,453.02 relating to the Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement was deemed terminated as of the effective date of the Registration Statement. As of the date hereof, filing fees in the aggregate of $6,348.35 paid in connection with the Unsold Securities remained available to be carried forward pursuant to Rule 415(a)(6) under the Securities Act.